File No. 33-_______

                      As filed with the SEC on September 26, 2001
                        U.S. SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549
                                       FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                           (Check appropriate box or boxes)

                                FEDERATED EQUITY FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                                    (412) 288-1900
                           (Area Code and Telephone Number)
                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010
                      (Address of Principal Executive Offices --
                        Number, Street, City, State, Zip Code)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                               Pittsburgh, PA 15222-3779
                       (Name and Address of Agent for Service --
                        Number, Street, City, State, Zip Code)

                                      Copies to:

                              Matthew G. Maloney, Esquire
                        Dickstein Shapiro Morin & Oshinsky, LLP
                                   2101 L Street, NW
                              Washington, D.C. 20037-1526
                                    (202) 828-2218

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.



                 It is proposed that this filing will become effective
                       on October 26, 2001 pursuant to Rule 488.




No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Federated Equity Funds
Federated Large Cap Tech Fund


Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

Federated Equity Funds (the "Trust") will hold a special meeting of shareholders of Federated Large Cap Tech Fund (the "Technology Fund") on December 20, 2001. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?

Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?

You may vote by telephone at 1-800-690-6903 or through the Internet at www.proxyvote.com. You may also vote in person at the meeting or complete and return the enclosed proxy card.

If you:

1. choose to help save the Technology Fund time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.

2. do not respond at all, we may contact you by telephone to request that you cast your vote.

3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed reorganization of Federated Large Cap Tech Fund into Federated Communications Technology Fund (the "Communications Technology Fund").

Why is the Reorganization being proposed?

The Board of Trustees and investment adviser of the Trust believe that the Reorganization is in the best interest of the Technology Fund and its shareholders.

Because of adverse market conditions in the technology sector, the Technology Fund has had difficulty gathering assets since its inception in January 2001. The high expense levels associated with operating a small portfolio raise concerns about the fund's long-term viability.

Both the Technology Fund and the Communications Technology Fund share the same investment objective (capital appreciation) and have comparable investment policies and strategies. The Board believes that combining the two funds may offer greater investment flexibility and a larger asset base to help absorb operating costs.

How will the Reorganization affect my investment?

o     The investment objective will remain the same.

o The cash value of your investment will not change. You will receive Class A, B, or C Shares of Federated Communications Technology Fund with a total dollar value equal to the total dollar value of your Federated Large Cap Tech Fund Class A, B, or C shares.

o     The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement?
Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400.


--------------------------------------------------------------------------------
   After careful consideration, the Board of Trustees has unanimously approved
--------------------------------------------------------------------------------
        this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.


                                FEDERATED EQUITY FUNDS

                             Federated Large Cap Tech Fund


                       NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                             TO BE HELD DECEMBER 20, 2001


     TO SHAREHOLDERS OF FEDERATED LARGE CAP TECH FUND, A PORTFOLIO OF FEDERATED EQUITY FUNDS: A special meeting of the shareholders of Federated Large Cap Tech Fund (the "Technology Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on December 20, 2001, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Communications Technology Fund (the "Communications Technology Fund") would acquire all of the assets of the Technology Fund in exchange for Class A, B and C Shares of the Communications Technology Fund to be distributed pro rata by the Technology Fund to holders of its Class A, B and C shares, in complete liquidation and termination of the Technology Fund; and

2. To transact such other business as may properly come before the meeting or any adjournment thereof.



The Board of Trustees has fixed October 25, 2001 as the record date for determination of shareholders entitled to vote at the meeting.

                                              By Order of the Board of Trustees,




                                                John W. McGonigle
                                                Secretary


November 9, 2001



--------------------------------------------------------------------------------
YOU CAN HELP THE TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
--------------------------------------------------------------------------------


                              PROSPECTUS/PROXY STATEMENT

                                   November 9, 2001

                             Acquisition of the assets of

                             FEDERATED LARGE CAP TECH FUND
                         a portfolio of Federated Equity Funds

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000

                           By and in exchange for Shares of

                       FEDERATED COMMUNICATIONS TECHNOLOGY FUND
                         a portfolio of Federated Equity Funds

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000

     This Prospectus/Proxy Statement describes the proposal for Federated Large Cap Tech Fund (the "Technology Fund") to transfer all of its assets to Federated Communications Technology Fund (the "Communications Technology Fund"), in exchange for Shares of the Communications Technology Fund (the "Reorganization"). The Communications Technology Fund shares will be distributed pro rata by the Technology Fund to its shareholders in complete liquidation and dissolution of the Technology Fund. As a result of the Reorganization, each owner of shares of the Technology Fund will become the owner of Class A, B or C Shares of the Communications Technology Fund having a total net asset value equal to the total net asset value of his or her holdings in the Technology Fund on the date of the Reorganization (the "Closing Date").

     The investment objectives of both the Communications Technology Fund and the Technology Fund (collectively referred to as the "Funds") are to provide capital appreciation. The Communications Technology Fund pursues its investment objective by investing its assets so that at least 65% of the assets are invested in securities of companies principally engaged in the development, manufacture or sale of emerging or established communications services or equipment. The Technology Fund pursues its investment objective by concentrating its portfolio of investments in approximately 50 equity securities of companies that have a large market capitalization, and that are principally engaged in the development, manufacture or sale of technology products, services or equipment.

     For a comparison of the investment policies of the Funds, see "Summary -- Comparison of Investment Objectives and Policies." Information concerning Class A, B and C Shares of the Communications Technology Fund, as compared to Shares of the Technology Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of Communications Technology Fund Shares and Capitalization."

     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Communications Technology Fund dated December 31, 2000 (Revised May 16, 2001), which is incorporated herein by reference. A Prospectus and a Statement of Additional Information for the Communications Technology Fund dated December 31, 2000, as well as a Statement of Additional Information dated November 9, 2001 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by Federated Equity Funds ("Trust") with the Securities and Exchange Commission and are incorporated herein by reference. Further information about the Communications Technology Fund's performance is contained in the Communications Technology Fund's Annual Report for its fiscal year ended October 31, 2000, which is incorporated herein by reference. Copies of these materials, Annual Reports and other information about the Communications Technology Fund may be obtained without charge by writing or by calling the Trust at the address and telephone number shown on the previous page.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

     SHARES  OF  THE   COMMUNICATIONS   TECHNOLOGY  FUND  ARE  NOT  DEPOSITS  OR
OBLIGATIONS  OF,  OR  GUARANTEED  OR  ENDORSED  BY,  ANY  BANK.  SHARES  OF  THE
COMMUNICATIONS TECHNOLOGY FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OR OF OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE COMMUNICATIONS TECHNOLOGY FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS
                                                                        Page
 SUMMARY
   Reasons for the Proposed Reorganization
   Comparison of Investment Objectives and Policies
   Comparison of Risks
   Comparative Fee Tables
   Purchase, Redemption and Exchange Procedures; Dividends and Distributions Comparison of Potential Risks and Rewards: Performance Information Service Fees, Advisory Fees and Expense Ratios
INFORMATION ABOUT THE REORGANIZATION
   Comparison of Investment Objectives, Policies and Limitations
   Description of the Plan of Reorganization
   Description of Communications Technology Fund Shares and Capitalization Federal Income Tax Consequences
   Comparative Information on Shareholder Rights and Obligations
INFORMATION ABOUT THE COMMUNICATIONS TECHNOLOGY FUND
AND THE TECHNOLOGY FUND
   Communications Technology Fund
   Technology Fund
   About the Proxy Solicitation and the Meeting
   Proxies, Quorum and Voting at the Special Meeting
   Share Ownership of the Funds
   Interests of Certain Persons
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)

                                        SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of the Technology Fund, both dated January 25, 2001, the Prospectus of the Communications Technology Fund dated December 31, 2000 (revised May 16, 2001), the Statement of Additional Information of the Communications Technology Fund dated December 31, 2000, and the Agreement and Plan of Reorganization (the "Plan"). A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The prospectus of the Communications Technology Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

     The Technology Fund commenced operations on January 25, 2001. The Board of Trustees of the Trust believes that the Technology Fund's long-term viability is questionable as a result of the substantial general decline in the prices of technology stocks throughout 2001. Due to these adverse market conditions, the Technology Fund has not grown. As of August 27, 2001, the net assets of the Technology Fund were approximately $2.5 million, and its total expenses, before waivers and reimbursements by Federated Investment Management Company (the "Adviser") and its affiliates, exceed 21% of average daily net assets. The Adviser has absorbed a substantial portion of these expenses, thereby reducing total expenses to approximately 1.65% for Class A Shares, and 2.40% for Class B and Class C Shares for the fiscal year ending October 31, 2001. Absent the proposed Reorganization, the expenses for the Technology Fund will be substantially higher in its next fiscal year, if the Fund does not grow, because the Adviser has advised the Board of Trustees that it cannot continue to voluntarily waive its fee and reimburse Technology Fund expenses to the extent it is presently.

     The Communications Technology Fund has also been adversely affected in 2001 by declines in the prices of technology stocks. However, as of August 27, 2001, the Communications Technology Fund had net assets of approximately $275 million, and its total expenses before waivers and reimbursements by the Adviser were 2.57% of the average daily net assets for Class A Shares and 3.07% for Class B and C Shares. After the Adviser's reimbursement of certain Fund expenses, the Communications Technology Fund's expenses have been reduced to 2.32% of the average daily net assets for Class A Shares for the fiscal year ending December 31, 2001. Although the Communications Technology Fund's expenses may increase in the future, they are likely, in the view of the Adviser, to be less than those of the Technology Fund. Accordingly, the Board has determined that a combination of the Technology Fund and the Communications Technology Fund would provide a larger asset base to absorb operating costs while continuing to provide shareholders of the Technology Fund with the same investment objective and comparable investment policies and strategies.

     In considering the proposed Reorganization, the Board of Trustees of the Trust took into consideration a number of factors, including: (1) the Reorganization would permit the shareholders of the Technology Fund to continue to invest in technology companies; (2) the compatibility of the Communications Technology Fund's and the Technology Fund's investment objectives, policies and limitations; (3) the comparatively larger size of the Communications Technology Fund could result in economies of scale through the spreading of operating costs over a larger asset base; (4) the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and (5) the Reorganization will not result in the recognition of any gain or loss for Federal income tax purposes either to the Communications Technology Fund or the Technology Fund or to shareholders of the Technology Fund.

     The Board of Trustees concluded to recommend that the shareholders of the Technology Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the 1940 Act, the Board of Trustees, including a majority of the Trustees who are not interested persons, determined that participation in the transaction was in the best interests of the Technology Fund's shareholders and that the interests of existing Technology Fund shareholders would not be diluted as a result of effecting the transaction.

     The Board of Trustees likewise approved the Reorganization on behalf of the Communications Technology Fund. Pursuant to Rule 17a-8 under the 1940 Act, the Board of Trustees, including a majority of the Trustees who are not interested persons, determined that participation in the transaction was in the best interests of the Communications Technology Fund's shareholders and that the interests of existing Communications Technology Fund shareholders would not be diluted as a result of effecting the transaction.

     As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either Fund or the Technology Fund's shareholders. The tax basis of the shares of the Communications Technology Fund received by Technology Fund shareholders will be the same as the tax basis of their shares in the Technology Fund.

Comparison of Investment Objectives and Policies

     Both Funds invest in the technology sector and generally invest their portfolios in the technology investment universe represented by certain indexes: the Technology Fund generally invests in securities in or comparable to the Merrill Lynch Technology 100 Index, and the Communications Technology Fund typically invests in securities represented in the NASDAQ Telecommunications Index. The Merrill Lynch Technology 100 Index is a modified, equal-weighted index1 that consists of 100 U.S.-traded technology companies. It broadly represents the universe of technology companies. The total market capitalization of companies in the Index is about 85% of the entire technology universe traded in the U.S. The NASDAQ Telecommunications Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks, including technology companies, in the telecommunications sector. The Index contains all types of telecommunications companies, including point-to-point communication services and radio and television broadcast, as well as technology companies.

     The Funds are both managed by the Adviser. The same portfolio managers also manage both Funds. While the particular investment strategies of the Funds have some differences, the management of each Fund shares the same analytical, trading and other resources and is subject to same investment process disciplines within the Federated organization.

     The Funds have the same investment objective of providing capital appreciation. Each is a growth fund, meaning that the Adviser seeks to select companies that will grow much faster in revenues or earnings in the near term relative to the general market.

     While both Funds invest in the technology sector, the Funds differ in the nature of the technology exposure they offer. The technology sector is composed of industries, such as communications equipment, computer services, enterprise storage, Internet, semi capital equipment, semiconductors, software, and wireless. The Technology Fund may invest across all technology industries. The Communications Technology Fund, however, invests primarily in companies that develop, manufacture, or sell communication services or equipment that provide advancements in voice, video and data delivery. Generally, in order for the Communications Technology Fund to invest in a company in the technology sector, business related to the communications industry must directly or indirectly account for more than half of the company's expected revenue or profit growth.

     Further, the Communications Technology Fund invests in the telecommunications sector, which includes the telecommunications services industry, in addition to the technology sector. The telecommunications sector includes industries such as wireless appliances, bandwidth, cable services, competitive local exchange carriers, international long distance carriers, satellite, broadcast and wireless services. Presently, the Communications Technology Fund is invested approximately 55% in technology and 45% in telecommunications. All of the Technology Fund is invested in technology.


      The Funds' portfolios are invested across certain of the technology sector industries as follows (industries shown relative to Merrill Lynch Technology 100 Index):

--------------------------------------------------------------------------------
                                                                Merrill Lynch
                       Communications                          Technology 100
                       Technology Fund     Technology Fund          Index
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semiconductors            10.8%               16.1%                14.5%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semi-Capital
Equipment                  5.6%                7.9%                 7.6%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Software                  18.5%               27.0%                26.6%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Internet Services          5.7%               11.5%                 4.7%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Systems                    3.1%                9.7%                13.5%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Communications
Equipment                  2.2%                1.5%                 6.6%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other                     12.8%               17.3%                26.6%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Telecommunications        45.4%                0.0%                 0.0%
Services &
      Broadcast
--------------------------------------------------------------------------------

     Another difference between the Funds is that the Technology Fund is limited to investing in large-capitalization ("cap") companies. The Communications Technology Fund may invest across the entire range of market cap (provided that a company must be sufficiently established to have a minimum market cap of $100 million at the time of purchase.) Thus, while the Technology Fund may invest across all types of technology companies, it may invest in them only if they are among the largest companies in the sector. As of August 27, 2001, the Technology Fund's portfolio had a larger weighted average market cap of approximately $44 billion than the Communications Technology Fund, which was approximately $31 billion. As of the same date, the Technology Fund's smallest market cap holding was $2 billion, and the median market cap of its portfolio was approximately $12 billion. The Communication Technology Fund's smallest market cap holding was $310 million, and the median market cap of its portfolio was approximately $8 billion.

     The Technology Fund is defined broadly in the types of technology companies it may invest in, but narrowly in terms of the size of those companies. The Communications Technology Fund is defined more narrowly in the type of technology companies, but broadly in terms of company size. Because many of the large-cap companies in the technology sector are communications technology companies, the Funds presently invest in many of the same companies. As of August 27, 2001, 33 of the Technology Fund's 44 portfolio holdings were also investments of the Communications Technology Fund. The extent of this overlap is coincidental, and is not necessarily representative of how the investments of the Communications Technology Fund will compare to the broader technology market in the future. Finally, the Funds differ in that, as a matter of strategy, the Technology Fund has more concentrated holdings than the Communications Technology Fund, which is more diversified by holding than the Technology Fund. The Technology Fund presently has 44 stocks in its portfolio, compared to 64 for the Communications Technology Fund. The largest holding in the Technology Fund is 3.5% of the portfolio, compared to 2.8% for the Communications Technology Fund. The largest ten holdings in the Technology Fund represent 30% of the portfolio, versus 23.4% for the Communications Technology Fund.

     The investment performance of both Funds has been affected by the disproportionate fall in the stock prices of technology companies as compared to the decline of the broader market. The telecommunications sector has fallen even more than the technology sector. The relative performance of the Funds, and their benchmark indexes, since the inception of the Technology Fund, is as follows:

--------------------------------------------------------------------------------
           Technology  Technology   Technology  Merrill    NASDAQ    S&P 500
             Fund**      Fund**       Fund**    Lynch      Composite   Index*
            Class A      Class B     Class B    Technology  Index*
             Shares      Shares       Shares    100 Index*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total     -39.68                                -44.25     -55.78    -14.29
Returns
1/31/01
- 8/23/01
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          CommunicationCommunicationCommunicationMerrill   NASDAQ     S&P 500
           Technology   Technology   Technology  Lynch     Composite  Index*
           Fund Class   Fund Class   Fund Class  Technology Index*
            A Shares     B Shares     B Shares   100
                                                  Index*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total     -50.04                                 -44.25    -55.78   -14.29
Returns
1/31/01
- 8/23/01
--------------------------------------------------------------------------------

Sources:  Lipper Analytical Services, Inc. and Bloomberg, L.P.


Comparison of Risks

     The risks associated with the Communications Technology Fund and the Technology Fund are similar. Both Funds are subject to the risk of general stock market volatility. In addition, because both Funds are focused on the technology industry, each could prove more volatile than stock funds that invest in a broader spectrum of market sectors. In particular, the technology and telecommunications sectors have experienced and may continue to experience significant volatility. Both Funds pursue the "growth" style of investing, identifying companies that are likely to experience rapid growth in revenues and earnings over a relatively short time period. Growth stocks are riskier investments than average stocks, since they often have higher price/earnings ratios and make little or no dividend payments to shareholders. In addition, because the growth of revenues and earnings of many technology companies has not been meeting expectations this year, there may be more uncertainty and volatility in the future for the growth investment style in this area of investment than in the past.

     The Communications Technology Fund could entail greater risk because it allocates a substantial amount of its assets specifically to the communications technology sector, and therefore its performance will be more susceptible to any market or economic developments that impact that sector. Recently, the communications technology sector has been adversely impacted by a variety of problems, including overcapacity, high levels of debt and the inability to obtain financing. On the other hand, the Technology Fund could entail greater risk because its portfolio is concentrated in a relatively small number of equity securities and therefore is less diversified by holding. Both Funds invest in American Depositary Receipts, which represent interests in underlying securities issued by a foreign company, and therefore matters that impact such companies may affect the Funds' share prices.

Comparative Fee Tables

     Set forth in the tables below is information regarding the fees and expenses incurred by the Class A, B and C Shares of the Technology Fund and Class A, B and C Shares of the Communications Technology Fund as of October 31, 2000, and pro forma fees for the Communications Technology Fund after giving effect to the Reorganization.

FEES AND EXPENSES of the Funds' Class A shares







                                                                   Communications
                                                                   Technology    Pro
Shareholder Fees                                       Technology  Fund          Forma
                                                          Fund                   Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       5.50%       5.50%         5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption    0.00%       0.00%         0.00%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                    None        None          None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,    None        None          None
if applicable)
Exchange Fee                                           None        None          None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                         1.00%       0.75%         0.75%
Distribution (12b-1) Fee                               0.25%       0.25%         0.25%
Shareholder Services Fee                               0.25%       0.25%         0.25%
Other Expenses                                         20.11%      1.32%         1.32%
Total Annual Fund Operating Expenses                   21.61%      2.57%         2.57%

1Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending October
31, 2001.

Total Waivers of Fund Expenses                         19.96%      0.25%         0.25%
Total Actual Annual Fund Operating Expenses (after     1.65%       2.32%         2.32%
waivers)

2 The Adviser may voluntarily waive the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Technology Fund (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending October 31, 2001.

3 The Technology Fund's Class A Shares will not pay or accrue the distribution (12b-1) fee during the fiscal year ending October 31, 2001.
4. The Adviser may voluntarily reimburse certain operating expenses of the Fund. The adviser can terminate this anticipated reimbursement at any time. Total other operating expenses to be paid by the Fund (after the anticipated voluntary reimbursement) will be 1.40% for the fiscal year ending October 31, 2001.

5. The Communications Technology Fund's Class A
Shares has no present intention of paying or accruing the shareholder services fee during the fiscal year ending October 31, 2001
6. Total actual annual Fund operating expenses for the Communications Technology Fund's Class A Shares was 1.30% for the fiscal year ended October 31, 2000.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


-------------------------------- ----- --------- ---- ---------- ---------------
                                                      Communi-
                                       T              cations
                                       echnology      Technology    Pro
                                       Fund           Fund          Forma
                                                                    Combined

1 Year
Expenses assuming redemption               $2423            $796        $796
Expenses assuming no redemption            $2423            $796        $796
3 years
Expenses assuming redemption              $5,286          $1,306      $1,306
Expenses assuming no redemption           $5,286          $1,306      $1,306
5 Years
Expenses assuming redemption                   -          $1,840      $1,840
Expenses assuming no redemption                -          $1,840      $1,840
10 Years
Expenses assuming redemption                   -          $3,295      $3,295
Expenses assuming no redemption                -          $3,295      $3,295

FEES AND EXPENSES of the funds' class b shares
--------------------------------------------------------------------------------






                                                                   Communications
                                                        Technology Technology     Pro
Shareholder Fees                                           Fund    Fund           Forma
                                                                                  Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as    None       None           None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption     5.50%      5.50%          5.50%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                     None       None           None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,     None       None           None
if applicable)
Exchange Fee                                            None       None           None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                          1.00%2     0.75%          0.75%
Distribution (12b-1) Fee                                0.75%      0.75%          0.75%
Shareholder Services Fee                                0.25%      0.25%          0.25%
Other Expenses                                          20.11%3    1.32%          1.32%
Total Annual Fund Operating Expenses3                   22.11%     3.07%          3.07%

1Although not contractually obligated to do so, the
Adviser will waive certain amounts.  These are shown
below along with the net expenses the Funds expect
to pay for the fiscal year ending October 31, 2001.
                                                        19.71%     0.00%          0.00%
Total Waivers of Fund Expenses
Total Actual Annual Fund Operating Expenses (after      2.40%      3.07%          3.07%
waivers)....................................................

2 The Adviser may voluntarily waive the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Technology Fund (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending October 31, 2001.
3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.
4. The Adviser may voluntarily reimburse certain operating expenses of the Fund. The adviser can terminate this anticipated reimbursement at any time. Total other operating expenses to be paid by the Fund (after the anticipated voluntary reimbursement) will be 1.40% for the fiscal year ending October 31, 2001.

5. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower operating expenses than Class B Shares.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:





-------------------------------- ----- --------- ---- ---------- ---------------
                                                      Communi-
                                                      cations
                                       Technology     Technology    Pro
                                       Fund           Fund          Forma
                                                                    Combined

1 Year
Expenses assuming redemption              $2,572            $860        $860
Expenses assuming no redemption           $2,022            $310        $310
3 years
Expenses assuming redemption              $5,487          $1,348      $1,348
Expenses assuming no redemption           $5,087            $948        $948
5 Years
Expenses assuming redemption                   -          $1,811      $1,811
Expenses assuming no redemption                -          $1,611      $1,611
10 Years
Expenses assuming redemption                   -          $3,268      $3,268
Expenses assuming no redemption                -          $3,268      $3,268


--------------------------------------------------------------------------------



FEES AND EXPENSES of the funds' class c shares





Shareholder Fees                                                   Communications
                                                        Technology Technology    Pro
                                                           Fund    Fund          Forma
                                                                                 Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases        None       None          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption     1.00%      1.00%         1.00%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                     None       None          None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,     None       None          None
if applicable)
Exchange Fee                                            None       None          None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                          1.00%      0.75%         0.75%
Distribution (12b-1) Fee                                0.75%      0.75%         0.75%
Shareholder Services Fee                                0.25%      0.25%         0.25%
Other Expenses                                          20.11%     1.32%         1.32%
Total Annual Fund Operating Expenses                    22.11%     3.07%         3.07%
1. Although not contractually obligated to do so,
the Adviser will waive certain amounts.  These are
shown below along with the net expenses the Funds
expect to pay for the fiscal year ending October
31, 2001.
Total Waivers of Fund Expenses                          19.71%     0.00%         0.00%
Total Actual Annual Fund Operating Expenses (after      2.40%      3.07%         3.07%
waivers)....................................................
2 The Adviser may voluntarily waive the management
fee.  The Adviser can terminate this anticipated
voluntary waiver at any time.  The management fee
to be paid by the Technology Fund (after the
anticipated voluntary waiver) will be 0.00% for the
fiscal year ending October 31, 2001.
3. The Adviser may voluntarily reimburse certain
operating expenses of the Fund.  The adviser can
terminate this anticipated reimbursement at any
time.  Total other operating expenses to be paid by
the Fund (after the anticipated voluntary
reimbursement) will be 1.40% for the fiscal year
ending October 31, 2001.

4. Total actual annual Fund operating expenses for the Communications Technology Fund's Class C Shares was 2.05% for the fiscal year ended October 31, 2000.





EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds'
Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods.
Expenses assuming no redemption are also shown.  The Example also assumes that your investment has a 5% return each year and that the Funds' Class C Shares operating expenses are before waivers as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




------------------------------------- ----- -------- ----- --------- --- -------
                                                           Communi-
                                                           cations
                                            Technology     Technology    Pro
                                            Fund           Fund          Forma
                                                                         Combined

1 Year
Expenses assuming redemption                  $2,122            $410         $410
Expenses assuming no redemption               $2,022            $310         $310
3 years
Expenses assuming redemption                  $5,087            $948         $948
Expenses assuming no redemption               $5,087            $948         $948
5 Years
Expenses assuming redemption                       -          $1,611       $1,611
Expenses assuming no redemption                    -          $1,611       $1,611
10 Years
Expenses assuming redemption                       -          $3,383       $3,383
Expenses assuming no redemption                    -          $3,383       $3,383

---------------------------------------------------------------------------------------

Comparison of Potential Risks and Rewards: Performance Information


     The bar chart and tables below compare the potential risks and rewards of investing in the Technology Fund and the Communications Technology Fund. The Communications Technology bar chart provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the last year. The tables show how each Fund's average annual total returns for the one year, five years and ten years compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.


Keep in mind that past performance does not indicate future results.


RISK/RETURN BAR CHART


Communications Technology Fund

The graphic presentation displayed here consists of a bar chart representing the annual total return of Communications Technology Fund as of the calendar year-end for one year.

The `x' axis represents calculation period for the first full calendar year of the Fund. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the first full calendar year is stated directly at the top of the bar, for the calendar year 2000. The percentage noted is: [ ].

The total return for the Class A, B and C Shares of the Communications Technology Fund for the six-month period from November 1, 2000 to April 30, 2001 was (48.57%), (48.80%) and (48.76%), respectively.

Listed below are the highest and lowest quarterly returns for the Communications Technology Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Fund Name                     Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Communications Technology
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------

Average Annual Total Return Tables


     The following tables represent each Fund's Average Annual Total Returns for the period ended April 30, 2001. Each of the returns shown reflect applicable sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of the Technology Fund into the Communications Technology Fund. If the returns shown below did not reflect applicable sales charges, the returns would have been higher.


     The tables also show each Fund's total returns averaged over a period of years relative to one or more broad-based market indexes and for certain averages of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


     Past performance is no guarantee of future results. The information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



--------------------------------------------------------------------------------
As of      Technology  Technology   Technology  Merrill    NASDAQ    S&P 500
April        Fund**      Fund**       Fund**    Lynch      Composite   Index*
30, 2001    Class A      Class B     Class B    Technology  Index*
             Shares      Shares       Shares    100 Index*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total     (25.33)%     (24.85)%    (21.89)%
Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 Year    N/A          N/A         N/A          (50.21)%   (46.06)%  (12.97)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Since     N/A          N/A         N/A          (28.02)%   (25.38)%  (8.13)%
Inception
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
As of     CommunicationCommunicationCommunicationMerrill   NASDAQ     S&P 500
April      Technology   Technology   Technology  Lynch     Composite  Index*
30, 2001   Fund Class   Fund Class   Fund Class  Technology Index*
            A Shares     B Shares     B Shares   100
                                                  Index*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total     (48.57)%     (48.80)%     (48.76)%
Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 Year    (60.31)%     (60.63%)     (58.74%)     (50.21)%  (60.19)% (12.97%)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Since     (18.99)%     (19.21%)     (16.72%)     (14.41)%  (23.53)% (5.01)%
Inception
--------------------------------------------------------------------------------

*The Merrill Lynch Technology 100 Index, NASDAQ Composite Index and Standard & Poor's 500 Index (S&P 500 are broad-based market indexes.

**The Technology Fund's start of performance date was November 15, 2000.

Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

     Procedures for the purchase, redemption and exchange of Class A, B and C Shares of the Communications Technology Fund are identical to procedures applicable to the purchase and redemption Class A, B and C Shares of the Technology Fund. The dividend and distribution policies of the Funds are also identical. For a complete description, refer to the accompanying Prospectus of the Communications Technology Fund. Any questions may be directed to the Communications Technology Fund at 1-800-341-7400.

Service Fees, Advisory Fees and Expense Ratios

     The service providers and applicable service fees, other than the investment advisory fees, for both Funds are identical. The maximum annual investment advisory fee for the Communications Technology Fund is 0.75% of average daily net assets. The maximum annual investment advisory fee for the Technology Fund is 1.00% of average daily net assets.

     For its fiscal year ended October 31, 2000, the Communications Technology Fund's ratio of expenses to average daily net assets was 2.32% for Class A Shares, and 3.07% for both Class B Shares and Class C Shares. During this period the shareholder service provider to the Communications Technology Fund voluntarily waived a portion of its shareholder service fees with respect to the Class A Shares only. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets would have been 2.57% for Class A Shares of the Communications Technology Fund.

     For its fiscal year ending October 31, 2001, the Technology Fund's projected ratio of expenses to average daily net assets is 1.65% for Class A Shares, and 2.40% for both Class B Shares and Class C Shares. During this period, the Adviser will reimburse the Technology Fund for certain operating expenses. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 21.61% for Class A Shares and 22.11% for both Class B Shares and Class C Shares. Also, during this period the Adviser will voluntarily waive all of its management fee. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by the Adviser at any time in its discretion.

     Both the Technology Fund and the Communications Technology Fund have the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets is 0.25% for Class A shares, 0.75% for Class B shares, and 0.75% for Class C shares. The Technology Fund will not pay or accruing the Rule 12b-1 fee with respect to Class A Shares for the fiscal year ending October 31, 2001.

                         INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Limitations

      The Funds have the same investment objective, which is to provide capital appreciation.

     In selecting securities, the Communications Technology Fund's adviser performs traditional fundamental analysis, focusing primarily on the projected and current cash flows of the issuing company, in addition to examining each issuer's current financial condition, business and product strength, competitive position and management expertise. The adviser narrows over 800 technology companies to an investable universe of about 500, then targets between 60-80 holdings for the Communications Technology Fund's portfolio. Comparatively, as a primary matter, the Technology Fund's adviser uses proprietary screens to find the largest 100 technology companies ranked by market capitalization, and then performs traditional fundamental analysis to select those securities that exhibit the most promising growth prospects for the Technology Fund's portfolio. In selecting securities, the Technology Fund's adviser focuses primarily on the projected future cash flow of the issuing company, in addition to examining each issuer's current financial condition, business and product strength, brand awareness and competitive position.

     The investment limitations of the Communications Technology Fund and the Technology Fund are identical, with one exception. The Technology Fund is not able to make investments that will result in the Fund "concentrating" (i.e. having more than 25% of) its total assets in the securities of issuers primarily engaged in the same industry. The Communications Technology Fund concentrates its assets in the communications technology sector.

Description of the Plan of Reorganization

     The Plan provides that on or about the Closing Date (presently expected to be on or about December 21, 2001), the Communications Technology Fund will acquire all of the assets of the Technology Fund in exchange for Class A, B and C Shares of the Communications Technology Fund to be distributed pro rata by the Technology Fund to holders of its Class A, B and C shares, respectively, in complete liquidation and termination of the Technology Fund. Shareholders of the Technology Fund will become shareholders of the Communications Technology Fund as of 5:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day. Shares of the Communications Technology Fund received by Technology Fund shareholders as part of the Reorganization will not be subject to a sales load.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Trust, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Technology Fund prior to the Closing Date by the Trust if it believes that consummation of the Reorganization would not be in the best interests of the shareholders of either Fund.

     The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Technology Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

     The foregoing brief summary of the Plan entered into between the Communications Technology Fund and the Technology Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.


Description of Communications Technology Fund Shares and Capitalization

     Class A, B and C Shares of the Communications Technology Fund to be issued to shareholders of the Technology Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Communications Technology Fund provided herewith for additional information about Class A, B and C Shares of the Communications Technology Fund.

     The  following  table  shows  the   capitalization  of  the  Communications
Technology Fund and the Technology Fund as of October 25, 2001, and on a pro forma basis as of that date:


-----------------------------------------------------------------------------------
           Technology  Technology  Technology  Communication  Communication Communication     Pro
             Fund       Fund        Fund        Technology     Technology  Technology       Forma
           Class A    Class B      Class B      Fund Class     Fund Class  Fund Class      Combined
            Shares     Shares      Shares       A Shares        B Shares    B Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Net Asset
Value Per
Share
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shares
Outstanding
-----------------------------------------------------------------------------------

Federal Income Tax Consequences

     As a condition to the Reorganization, the Trust will receive an opinion of counsel to the Trust, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code, and the Technology Fund and the Communications Technology Fund each will be a "party to a reorganization" within the meaning of section 368(a)(1)(C) of the Code;

o    no gain or loss will be recognized by the  Communications  Technology  Fund
     upon  its  receipt  of  the  Technology   Fund's  assets  in  exchange  for
     Communications Technology Fund shares;

o no gain or loss will be recognized by the Technology Fund upon transfer of its assets to the Communications Technology Fund in exchange for Communications Technology Fund shares or upon the distribution of the Communications Technology Fund shares to the Technology Fund's shareholders in exchange for their Technology Fund shares;

o no gain or loss will be recognized by shareholders of the Technology Fund upon exchange of their Technology Fund shares for Communications Technology Fund shares;

o the tax basis of the assets of the Technology Fund acquired by the Communications Technology Fund will be the same as the tax basis of such assets to the Technology Fund immediately prior to the Reorganization;

o the tax basis of shares of the Communications Technology Fund received by each shareholder of the Technology Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Technology Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Technology Fund's assets in the hands of the Communications Technology Fund will include the period during which those assets were held by the Technology Fund; and

o the holding period of Communications Technology Fund shares received by each shareholder of the Technology Fund pursuant to the Plan will include the period during which the Technology Fund shares exchanged therefore were held by such shareholder, provided the Technology Fund shares were held as capital assets on the date of the Reorganization.

     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Communications Technology Fund, the Technology Fund or the Technology Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of the Technology Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

Comparative Information on Shareholder Rights and Obligations

     The Trust is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated April 17, 1984 (Amended and Restated August 15,
1995), under the laws of the Commonwealth of Massachusetts. The rights of shareholders of the Technology Fund and Communications Technology Fund are identical and are set forth in the Declaration of Trust. A special meeting of shareholders of either Fund for any permissible purpose is required to be called by the Board upon the written request of the holders of at least 10% of the outstanding shares of the relevant Fund. Shareholders of the Funds are entitled to at least 15 days' notice of any meeting.

  INFORMATION ABOUT THE COMMUNICATIONS TECHNOLOGY FUND AND THE TECHNOLOGY FUND

Communications Technology Fund

     Information about the Trust and the Communications Technology Fund is contained in the Communications Technology Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Trust and the Communications Technology Fund is included in the Communications Technology Fund's Statement of Additional Information dated December 31, 2000 (revised May 16, 2001), which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated November 9, 2001, both of which have been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Trust at 1-800-341-7400 or by writing to the Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Trust, on behalf of the Communications Technology Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by the Trust, on behalf of the Communications Technology Fund, can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington D.C. 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 14th Floor, 75 Park Place, New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Communications Technology Fund, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the
Communications Technology Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.


Technology Fund

     Information about the Technology Fund may be found in the Technology Fund's current Prospectus and Statement of Additional Information, both dated January 25, 2001, which are incorporated herein by reference. Copies of the Technology Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Technology Fund by calling 1-800-341-7400 or by writing to the Technology Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Trust by calling 1-800-341-7400 or by writing to the Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Technology Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Technology Fund can be obtained by calling or writing the Technology Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous section.

                   THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT
                                 SHAREHOLDERS APPROVE
                       THE AGREEMENT AND PLAN OF REORGANIZATION



About the Proxy Solicitation and the Meeting

     Proxies are being solicited by the Board of Trustees of Federated Equity Funds (the "Board" or "Trustees"), on behalf of its portfolio, the Technology Fund. The proxies will be voted at the special meeting of shareholders of the Trust to be held on December 20, 2001 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Trust or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Trust may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.


     The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about November 9, 2001, to shareholders of record at the close of business on October 25, 2001 (the "Record Date").


     The Communications Technology Fund's annual report, which includes audited financial statements for its fiscal year ended October 31, 2000, was previously mailed to shareholders. The semi-annual reports for the Technology Fund and the Communications Technology Fund, which contain unaudited financial statements for the periods ended April 30, 2001, were also previously mailed to shareholders. The Trust will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Communications Technology Fund's annual reports and/or the semi-annual reports for the Communications Technology Fund and the Technology Fund. Requests for annual reports or semi-annual reports for the Communications Technology Fund and the Technology Fund may be made by writing to the Trust's principal executive offices or by calling the Trust. The Trust's principal executive offices are located at Federated Investors


Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Trust's toll-free telephone number is 1-800-341-7400.


Proxies, Quorum and Voting at the Special Meeting

     Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Trust is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

     Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

     In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-fourth of the total number of outstanding shares of the Technology Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

     For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

     If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Funds

Officers and Trustees of the Trust indirectly own 17.70% of the Technology Fund's outstanding Class A Shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Technology Fund:

Edward Jones & Co., Maryland Hts., MO, owned approximately 39,712 Class A Shares (29.35%); Danvers Savings Bank, Danvers, MA, owned approximately 8,871 Class A Shares (6.56%); Federated Investors, Inc., Pittsburgh, PA, owned approximately 23,952 Class A Shares (17.70%).

Edward Jones & Co., Maryland Hts, MO, owned  approximately  2,560 Class C Shares
(31.13%); NFSC FEBO, Sandiego, CA, owned approximately 1,110 Class C Shares (13.50%); First Clearing Corporation, Bethesda, MD, owned approximately 1,103 Class C Shares (13.41%) and Timothy K. Saint-Maxens, Bethesda, MD, owned approximately 1,385 Class C Shares (16.84%).

Officers and Trustees of the Trust own less than 1% of the Communications Technology Fund's outstanding shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Communications Technology Fund:

MLPF&S, Jacksonville, FL, owned approximately 1,020,109 Class A Shares (7.80%) and 966,686 Class C Shares (16.96%).

Interests of Certain Persons

     The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.


             OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

     The Trust is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Equity Funds, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

     No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Trust.


--------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE
UNITED                                                                   STATES.
--------------------------------------------------------------------------------

                                              By Order of the Board of Trustees,



                                                               John W. McGonigle
                                                                       Secretary
November 9, 2001

                                                                       EXHIBIT A

                         AGREEMENT AND PLAN OF REORGANIZATION


     AGREEMENT AND PLAN OF REORGANIZATION dated ________, 2001 (the "Agreement"), between Federated Equity Funds, a Massachusetts business trust ("Federated Equity Funds"), on behalf of its portfolio, Federated Communications Technology Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Federated Equity Funds, on behalf of its portfolio Federated Large Cap Tech Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

     WHEREAS, the Board of Trustees of Federated Equity Funds (the "Trustees") has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

     WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"):

     NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

     (a) Subject to the terms and conditions set forth herein, the Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C Shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Federated Equity Funds, having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Federated Equity Funds shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Federated Equity Funds and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Federated Equity Funds transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

     (b) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, Federated Equity Funds', custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

     (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

     (d) The Exchange Date shall be December 21, 2001, or such earlier or later date as may be mutually agreed upon by the parties.

     (e) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of Class A, B and C Shares of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

     2. Representations and Warranties of the Acquired Fund. The Acquired Fund -------------------------------------------------------- represents and warrants for the benefit of the Acquiring Fund as follows:



     (a) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

     (e) On the Exchange Date, Federated Equity Funds will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.3. Representations and Warranties of the Acquiring Fund. The Acquiring Fund represents and warrants for the benefit of the Acquired Fund, as follows:

     (a) The Acquiring Fund does not have any known liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

     (b) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

     4. Acquiring Fund's Conditions Precedent. The obligations of Federated ---------------------------------------- Equity Funds hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

     (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

     (b) As of the Exchange Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

     (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Declaration of Trust and By-Laws of Federated Equity Funds

     (d) At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before October 31, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before October 31, 2001 and in the period from said date to and including the Exchange Date.

     5. Acquired Fund's Conditions Precedent. The obligations of Federated Equity Funds hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

     6. Mutual Conditions Precedent. The obligations of both the Acquiring Fund and the Acquired Fund hereunder shall be subject to the following conditions:

     (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

     (b) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1)(C) of the Code.

     Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

     7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Trustees at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Trustees, make proceeding with this Agreement inadvisable.

     If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of Federated Equity Funds, in respect of this Agreement.

     8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Trustees, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Trustees, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

     9. No Survival of Representations. None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

     10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

     12. Counterparts. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

     IN WITNESS WHEREOF, Federated Equity Funds has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.





                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated Large Cap Tech Fund



                                    /s/ John W. McGonigle
                                    ------------------------------
                                         John W. McGonigle, Secretary


                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated Communications Technology Fund



                                    /s/ J Christopher Donahue
                                         J. Christopher Donahue, President



                          STATEMENT OF ADDITIONAL INFORMATION
                                   November 9, 2001


                             Acquisition of the assets of

                             FEDERATED LARGE CAP TECH FUND
                         a portfolio of Federated Equity Funds

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000

                           By and in exchange for Shares of

                       FEDERATED COMMUNICATIONS TECHNOLOGY FUND
                         a portfolio of Federated Equity Funds

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000


     This Statement of Additional Information dated November 9, 2001, is not a prospectus. A Prospectus/Proxy Statement dated November 9, 2001, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Communications Technology Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                   TABLE OF CONTENTS


1. Statement of Additional Information of Federated Communications Technology Fund, a portfolio of Federated Equity Funds, dated December 31, 2000.

2. Statement of Additional Information of Federated Large Cap Tech Fund, a portfolio of Federated Equity Funds, dated January 25, 2001.

3.   Financial  Statements  of  Federated  Communications   Technology  Fund,  a
     portfolio of Federated Equity Funds, dated October 31, 2000.

4. Unaudited Financial Statements of Federated Communications Technology Fund, a portfolio of Federated Equity Funds, dated April 30, 2001.

5. Unaudited Financial Statements of Federated Large Cap Tech Fund, a portfolio of Federated Equity Funds, dated April 30, 2001.


                         INFORMATION INCORPORATED BY REFERENCE

     The Statement of Additional Information of Federated Large Cap Tech Fund (the "Technology Fund"), a portfolio of Federated Equity Funds (the "Trust"), is incorporated by reference to the Trust's definitive filing on Form 497 (File No. 002-91090), which was filed with the Securities and Exchange Commission on or about January 25, 2001.

     The Statement of Additional Information of Federated Communications Technology Fund (the "Communications Technology Fund"), a portfolio of Federated Equity Funds (the "Trust"), in incorporated by reference to the Trust's Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A (File No. 2-91090) which was filed with the Securities and Exchange Commission on or about December 20, 2000. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number:
1-800-341-7400.

     The audited financial statements of the Communications Technology Fund dated October 31, 2000, are incorporated by reference to the Annual Report to Shareholders of the Communications Technology Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 20, 2000.

     The unaudited financial statements of the Technology Fund dated April 30, 2001, are incorporated by reference to the Semi-Annual Report to Shareholders of the Technology Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 28, 2001.

     The unaudited financial statements of the Communications Technology Fund dated April 30, 2001, are incorporated by reference to the Semi-Annual Report to Shareholders of the Communications Technology Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 28, 2001.


                                FEDERATED EQUITY FUNDS

                             Federated Large Cap Tech Fund



Investment Adviser
FEDERATED INVESTMENT MANAGEMENT COMPANY
Federated Investors Tower
1100 Liberty Avenue
Pittsburgh, PA  15222-3779

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED SERVICES COMPANY
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

1. Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)

1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (19)

2.   Copy of Amended and Restated By-Laws of the Registrant; (12)
2.1  Copy of Amendment No. 5 to the By-Laws of the Registrant; (18)
2.2  Copy of Amendment No. 6 to the By-Laws of the Registrant; (18)
2.3  Copy of Amendment No.7 to the By-Laws of the Registrant; (18)

3.   Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration Statement*

5. Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)

5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8)

5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)

5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund); (13)

6. Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund); (5)

6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively; (10)

6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund); (14)

6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively; (19)

6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund; (20)

6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (21)

6.6 Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.7 Conformed copy of Amendment #1 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.8 Conformed copy of Amendment #2 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.9 Conformed copy of Amendment #3 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.10 Conformed copy of Exhibit I to Registrant's  Investment  Advisory Contract;
     (22)

6.11 Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated December 1, 2000; (22)

7.   Conformed copy of Distributor's Contract of the Registrant; (10)

7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares); (10)

7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares); (14)

7.5  Conformed copy of Distributor's Contract (Class B Shares); (16)

7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)

7.7 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (10)

7.8 Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares); (20)

7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Class A and C Shares of Federated Market Opportunity Fund; (22)

7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550and 811-6269)

8.   Not Applicable

9.   Conformed copy of the Custodian Agreement of the Registrant; (6)
9.1  Conformed copy of the Custodian Fee Schedule; (15)

10.  Conformed copy of Distribution Plan of the Registrant; (10

10.1 Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

10.2 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares); (10)

10.3 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

10.4 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth fund (Class A and C Shares); (14)

10.5 The responses described in Item 23(e) (xii) are hereby incorporated by reference.

10.6 Conformed copy of Amendment to the Distribution Plan (Class B Shares); (16)

10.7 Conformed copies of Exhibits L, M, N & O to the Distribution Plan; (19)

10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares); (20)

10.9 Conformed copy of Exhibit B to the Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund; (22)

10.10Conformed  copy of  Exhibits  D &E to  Registrant's  Distribution  Plan for
     Class B and Class C Shares of Federated Growth Strategies Fund; (22)

10.11Conformed copy of Exhibits F, G & H to Registrant's  Distribution  Plan for
     Class A, B and C Shares of Federated Capital Appreciation Fund; (22)

10.12Conformed copy of Exhibits I, J & K to Registrant's  Distribution  Plan for
     Class A, B & C of Federated Aggressive Growth Fund; (22)

10.12Conformed  copy of  Exhibits L & M to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated Large Cap Growth Fund; (22)

10.13Conformed  copy of  Exhibits N & O to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated Communication Technology Fund; (22)

10.14Conformed  copy of  Exhibits P & Q to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated new Economy Fund; (22)

10.15Conformed  copy of  Exhibits R & S to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated Market Opportunity Fund; (22)

10.16Conformed copy of Exhibit T to Registrant's  Distribution  Plan for Class K
     Shares of Federated Kaufmann Fund; (22)

10.17Conformed copy of Exhibits U & V to Registrant's Distribution Plan for class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund; (22)

10.18 Copy of Schedule A to the Distribution Plan; (19)

10.19The  Registrant  hereby  incorporates  the  conformed  copy of the specimen
     Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).

11. Form of Opinion and Consent of Counsel regarding the legality of shares being issued*

12. Opinion regarding tax consequences of Reorganization (Definitive copy to be filed by Amendment)

13.  Conformed copy of Amended and Restated Shareholder Services Agreement; (15)

13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)

13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (16)

13.3 Conformed copy of Shareholder  Services  Agreement  (Class B Shares);  (16)
     13.4 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

13.5 Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

14. Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)

14.1 Conformed copy of consent of Independent Auditors of Federated Equity Funds, Deloitte & Touche LLP *


15.  Not Applicable

16.  Conformed copy of Power of Attorney; (19)

16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (19)

16.2 Conformed copy of Power of Attorney of Trustee of the Registrant; (19)
16.3 Conformed copy of Limited Power of Attorney; (19)

17.  Form of Proxy *

--------------------------------------------------------------------------------
*    Filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)


Item 17.  Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                      SIGNATURES

     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on September 26, 2001.


                                FEDERATED EQUITY FUNDS


                                              By: /s/ Amanda J. Reed
                                                  ------------------
                                                Amanda J. Reed
                                                Assistant Secretary
                                                Attorney in Fact for John F.
                                                Donahue
                                                September 26, 2001


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Amanda J. Reed            Attorney In Fact          September 26, 2001
    Amanda J. Reed                For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney

     -------- 1 The Index is equal weighted and adjusted once a year on the annual reconstitution date. Throughout the rest of the year, the Index weight floats depending on each constituent's performance. U.S.-traded securities include American Depositary Receipts, which make up approximately 10% of the Index.